Financial results	12 Months Ended
Dec. 31, 2017
Financial Results
Financial Results

33Financial results

	2017	2016	2015

Financial expenses
Interest on loans and financing (i)	(966,598)	(608,661)	(470,139)
Loan commissions	(60,617)	(26,647)	(10,773)
Others	(135,402)	(116,402)	(88,881)

	(1,162,617)	(751,710)	(569,793)

Financial income
Financial investment earnings	342,418	199,104	131,641
Others (ii)	77,011	83,361	90,038

	419,429	282,465	221,679

Gains (losses) on derivative financial instruments
Gain	892,932	1,373,215	665,554
Losses	(655,371)	(672,288)	(1,495,682)

	237,561	700,927	(830,128)

Foreign exchange and losses
Loans and financing	(232,960)	1,716,123	(3,033,221)
Other assets and liabilities (iii)	(44,098)	(331,588)	526,198

	(277,058)	1,384,535	(2,507,023)

Net financial result	(782,685)	1,616,217	(3,685,265)

(i)	Does not include the amount of R$ 139,645 as at December 31, 2017 (R$ 108,668 as at December 31, 2016 and R$ 9,147 as at December 31, 2015), related to capitalized financing costs.

(ii)	Includes interest accrual of the tax credits.

(iii)	Includes the effect of foreign currency exchange on cash and cash equivalents, trade accounts receivable, trade payable and others.